10. Stock Options (Sept. 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation expense	$ 108,476	$ 358,919	$ 514,108	$ 1,236,880	$ 1,581,797	$ 31,919
Additional Share-based compensation expenses, true-up		$ 220,564
Unvested share-based compensation					$ 1,111,629
2015 Plan [Member]
Shares authorized under plan	1,666,667		1,666,667		1,443,334
Stock Options [Member]
Unvested share-based compensation	$ 278,819		$ 278,819